Investment Objectives and Goals - Kensington Premium Opportunities ETF	Aug. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON PREMIUM OPPORTUNITIES ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Premium Opportunities ETF (the “Fund”) seeks long-term capital appreciation.